Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Aug. 26, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Aug. 28, 2015
Logan Capital Large Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	LGNHX
Logan Capital Large Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	LGNGX
Logan Capital Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	LGNLX
Logan Capital Long/Short Fund | Investor Class
Prospectus:
Trading Symbol	LGNMX